SCHEDULE OF COMPOSITION OF THE BALANCE OF THE GROUP’S LOANS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Bank Loan		$ 10,839	$ 678
Gix Media [Member]
Debt instrument description		LIBOR + 4.12%
Gix Media [Member] | Short Term Bank Loan [Member]
Bank Loan			628
Debt instrument percentage	[1]	4.75%
Gix Media [Member] | Long Term Bank Loan [Member]
Bank Loan		$ 5,770
Debt instrument description	[1]	LIBOR + 4.12%
Cortex [Member] | Short Term Bank Loan [Member]
Bank Loan		$ 69	50
Debt instrument percentage	[1]	8.00%
Gix Media One [Member] | Short Term Bank Loan [Member]
Bank Loan		$ 3,500
Debt instrument description	[1]	LIBOR + 3.20%
Cortex One [Member] | Short Term Bank Loan [Member]
Bank Loan		$ 1,500
Debt instrument description	[1]	LIBOR + 3.52%

[1]	The LIBOR interest rate will continue to be published until June 2023 and then will be replaced by the Secured Overnight Financing Rate (“SOFR”).